Share capital - (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share reconciliation
Balance at the beginning	39,800	36,055
Increase due to issue of new shares	3,834	3,745
Balance at the end	43,634	39,800